Schedule of Investment Under Equity Method (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Equity Method Investments and Joint Ventures [Abstract]
Cost of investment in joint venture	$ 74,750	$ 101,000	$ 101,000
Accumulated share of losses in joint venture	(74,750)	(101,000)	(101,000)
Total